INTANGIBLE ASSETS, NET - Estimated Aggregate Amortization Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Amortization Expense, Fiscal Year Maturity [Abstract]
2026	$ 6,966
2027	3,059
2028	816
2029	549
2030	526
Thereafter	294
Total	12,210
Amortization expense related to Intangible Assets	$ 20,337	$ 35,187	$ 28,609